Related party transactions - Key management personnel compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related party transactions
Salary	$ 837,388	$ 359,125
Director fees	156,461	75,697
Stock-based compensation	992,980	560,320
Key management personnel compensation	$ 1,986,829	$ 995,142